Document and Entity Information	0 Months Ended
Jan. 14, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 14, 2013
Registrant Name	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	0001209466
Amendment Flag	false
Document Creation Date	Jan. 14, 2013
Document Effective Date	Jan. 14, 2013
Prospectus Date	Aug. 31, 2012
PowerShares S&P 500 High Quality Portfolio | PowerShares S&P 500 High Quality Portfolio | PowerShares S&P 500 High Quality Portfolio
Risk/Return:
Trading Symbol	PIV